Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021	Oct. 31, 2021	May 19, 2021
Operating income	$ 72,129	$ 78,873	$ 11,907	$ 234,270	$ 245,121
Income tax expense	$ 17,836	$ 17,441	5,039	$ 63,629	$ 47,043	$ 47,000
Effective tax rate (as a percent)	24.70%	22.10%		27.20%		19.20%
Undistributed earnings of foreign subsidiaries			17,700
Unrecognized tax benefits			$ 2,900				$ 2,900
Income tax examination, Year under examination			2012
Other Noncurrent Liabilities
Unrecognized tax benefits			$ 2,900
Unrecognized tax benefits, Income tax penalties and Interest accrued			$ 800